Employee Benefit And Equity Plans (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity

A summary of the stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding December 31, 2009	873,837	$13.41
Granted	111,174	11.83
Exercised	(22,000)	9.99
Cancelled/Forfeited	(136,500)	18.18

Options Outstanding December 31, 2010	826,511	$12.50
Granted	90,074	12.74
Exercised	(139,682)	9.75
Cancelled/Forfeited	(78,576)	13.75

Options Outstanding December 31, 2011	698,327	$12.94
Granted	0	0
Exercised	(52,287)	10.80
Cancelled/Forfeited	(143,787)	20.71

Options Outstanding December 31, 2012	502,253	$10.95	4.6	$1,406

Options Exercisable December 31, 2012	427,513	$10.64	4.9	$1,374

Assumptions of Options Granted

The fair value of each option grant is estimated on the date of the grant using the Black-Scholes option-pricing model with the following assumptions:

	For the Years Ended December 31,
	2011	2010
Expected Dividend Yield	0%	0%
Expected Stock Price Volatility	74.7%	90.0%
Risk-Free Interest Rate	0.63%	1.66%
Expected Life of Options (Years)	4	4-6.5

Summary of Issued and Outstanding Stock Options

A summary of the status of our issued and outstanding stock options as of December 31, 2012 is as follows:

	Outstanding			Exercisable
Exercise Price	Number Outstanding at 12/31/12	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at 12/31/12	Weighted Average Exercise Price
$5.04	46,041	6.3	$5.04	46,041	$5.04
$9.50	100,000	4.9	$9.50	100,000	$9.50
$9.99	196,499	4.8	$9.99	196,499	$9.99
$10.42	29,548	7.5	$10.42	19,699	$10.42
$11.87	3,500	3.3	$11.87	1,166	$11.87
$12.50	19,139	2.9	$12.50	12,758	$12.50
$13.01	18,526	2.8	$13.01	12,350	$13.01
$13.19	50,000	3.8	$13.19	0	$0
$19.92	5,000	0.6	$19.92	5,000	$19.92
$22.34	30,000	5.3	$22.34	30,000	$22.34
$23.28	4,000	0.5	$23.28	4,000	$23.28

Total	502,253	4.6	$10.95	427,513	$10.64

Percentage of Awards to Vest

The number of shares ultimately awarded will correspond with the final TSR rank amongst the peer group in accordance with the following schedule:

TSR Rank	Percentage of Awards to Vest
1 – 3	100%
4 – 5	75%
6 – 8	50%
9 – 11	25%
12 – 14	0%

Monte Carlo Simulation Model Assumptions Used to Estimate Fair Value of Restricted Stock

The fair value of the TSR awards of $7.80 per share was estimated on the date of the grant using a Monte Carlo Simulation model that estimates the most likely outcome based on the terms of the award and used the following assumptions:

Year Ended December 31, 2012
Expected Dividend Yield	0.0%
Risk-Free Interest Rate	0.3%
Expected Volatility—Rex Energy	54.4%
Expected Volatility—Peer Group	31.2%-58.6%
Market Index	37.0%
Expected Life	Three Years

Summary of Nonvested Restricted Stock Activity

A summary of the restricted stock activity for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Restricted stock awards, as of January 1, 2010	248,100	$3.74
Awards	860,563	12.07
Forfeitures	(293,698)	7.99

Restricted stock awards, as of December 31, 2010	814,965	$11.01
Awards	757,816	13.07
Forfeitures	(342,955)	11.60

Restricted stock awards, as of December 31, 2011	1,229,826	$12.11
Awards	425,209	11.59
Vested	(70,750)	2.05
Forfeitures	(152,712)	12.13

Restricted stock awards, as of December 31, 2012	1,431,573	$12.45